Average Annual Total Returns			12 Months Ended	60 Months Ended	100 Months Ended
		Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Point Bridge America First Index (1) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Point Bridge America First Index (1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		11.03%	13.91%	11.68%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.95%
Truth Social America First ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before Taxes
Average Annual Return, Percent			10.21%	13.05%	10.84%
Performance Inception Date		Sep. 06, 2017
Truth Social America First ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.80%	12.71%	10.42%
Truth Social America First ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.34%	10.42%	8.77%

[1]	Effective with the commencement of operations of the Fund, the Index’s name changed from the Point Bridge America First Index to the Truth Social America First Index. Effective June 17, 2022, the Index’s name changed from the Point Bridge GOP Stock Tracker Index to the Point Bridge America First Index, and the Index changed its methodology to remove a specific presidential campaign contribution screen and add a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.